Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2012
Pensions and Other Postretirement Benefits [Abstract]
Net periodic benefit cost

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2012	2011	2010	2012	2011	2010
Service cost	$8,050	$7,504	$5,755	$2,348	$1,620	$1,525
Interest cost	26,210	25,491	24,788	3,075	2,775	2,607
Expected return on plan assets	(26,955)	(26,848)	(22,894)	—	—	—
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Termination benefit cost	1,838	8,395	—	2,030	2,413	—

Net periodic benefit cost	$21,831	$30,077	$15,302	$6,870	$5,783	$2,600

Net change for the year in accumulated OCI before taxes
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive (loss) income before income taxes:
Prior service cost arising during the year	$—	$(359)	$(1,334)	$—	$(925)	$—
Net actuarial loss arising during the year	(82,125)	(13,533)	(13,713)	(4,163)	(7,769)	(3,248)
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Foreign currency translation	1,092	(2,032)	(5,932)	(69)	104	173
Other adjustments	23	—	(71)	—	—	—

Net change for year	$(68,322)	$(389)	$(13,397)	$(4,815)	$(9,615)	$(4,607)

Weighted-average assumptions used in determining net periodic benefit costs
Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	5.50%	5.80%	7.40%	5.50%	5.80%	7.40%
Expected return on plan assets	7.00	7.50	7.75	—	—	—
Rate of compensation increase	4.14	4.15	3.79	—	—	—
Canadian plans:
Discount rate	5.00%	5.30%	5.40%	5.00%	5.30%	5.40%
Expected return on plan assets	6.66	7.08	7.33	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

Combined status of the plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$503,346	$450,728	$59,789	$45,592
Service cost	8,050	7,504	2,348	1,620
Interest cost	26,210	25,491	3,075	2,775
Amendments	—	359	—	925
Actuarial loss	60,019	30,276	4,278	7,769
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(5,052)	8,446	(526)	1,270
Curtailment	398	2,151	(115)	—
Settlement	(4,974)	—	—	—
Termination benefit cost	1,838	8,395	2,030	2,413
Other adjustments	—	—	133	22

Benefit obligation at end of year	$561,746	$503,346	$68,829	$59,789

Change in plan assets:
Fair value of plan assets at beginning of year	$407,600	$367,322	$—	$—
Actual return on plan assets	5,246	45,743	—	—
Company contributions	11,428	16,779	2,165	2,576
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(4,744)	7,760	—	—
Settlement	(4,974)	—	—	—
Other adjustments	—	—	18	21

Fair value of plan assets at end of year	$386,467	$407,600	$—	$—

Funded status of the plans	$(175,279)	$(95,746)	$(68,829)	$(59,789)

Other noncurrent assets	$—	$2,976	$—	$—
Defined benefit pensions	(147,551)	(98,722)	—	—
Accrued compensation	(27,728)	—	—	—
Postretirement benefits other than pensions	—	—	(68,829)	(59,789)

Net benefit liability	$(175,279)	$(95,746)	$(68,829)	$(59,789)

Amounts recognized in accumulated other comprehensive income (loss) before taxes

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Net actuarial (loss) gain	$(204,471)	$(134,306)	$2,293	$6,683
Prior service (cost) credit	(2,966)	(4,809)	1,704	2,129

Total recognized in accumulated other comprehensive (loss) income	$(207,437)	$(139,115)	$3,997	$8,812

Assumptions used in determining the benefit obligations

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Weighted-average assumptions used in determining benefit obligation:
U.S. plans:
Discount rate	4.70%	5.50%	4.70%	5.50%
Rate of compensation increase	4.14	4.14	—	—
Canadian plans:
Discount rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increase	4.00	4.00	—	—

One-percentage point annual change in the assumed health care cost

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$209	$176
Effect on benefit obligation	3,274	2,844

Company's Canadian pension and other postretirement benefit plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2012	2011	2012	2011
Benefit obligation at end of year	$125,708	$123,600	$13,255	$12,898
Fair value of plan assets at end of year	104,475	113,814	—	—

Funded status of the plans	$(21,233)	$(9,786)	$(13,255)	$(12,898)

Components of net periodic benefit cost:
Service cost	$1,362	$1,470	$39	$34
Interest cost	5,616	5,713	570	596
Expected return on plan assets	(7,018)	(6,912)	—	—
Amortization of net actuarial loss (gain)	2,983	4,836	(4)	(39)
Curtailment loss (gain)	—	185	(115)	—
Settlement loss	1,066	—	—	—
Termination benefit cost	—	933	—	—
Other	—	6	—	(1)

Net periodic benefit cost	$4,009	$6,231	$490	$590

Changes in plan assets:
Company contributions	$6,123	$4,629	$762	$771
Participant contributions	514	498	—	—
Benefits paid	(9,324)	(8,595)	(762)	(771)
Actual return on plan assets	3,066	10,419	—	—
Foreign currency translation	(4,744)	7,760	—	—
Settlement loss	(4,974)	—	—	—

Benefit obligations in excess of fair value of plan assets

	April 30,
	2012	2011
Accumulated benefit obligation for all pension plans	$523,584	$468,604
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	523,584	436,329
Fair value of plan assets	386,467	371,895
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	561,746	473,555
Fair value of plan assets	386,467	374,741

Major asset classes for the U.S. and Canadian defined benefit pension plans and fair value hierarchy levels

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$13,999	$—	$—	$13,999
Equity securities:
U.S. (B)	79,582	16,872	—	96,454
International (C)	65,361	13,029	—	78,390
Fixed-income securities:
Bonds (D)	82,109	—	—	82,109
Fixed income (E)	76,866	—	—	76,866
Other types of investments:
Hedge funds (F)	—	—	22,351	22,351
Private equity funds (F)	—	—	16,298	16,298

Total financial assets measured at fair value	$317,917	$29,901	$38,649	$386,467

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2011
Cash and cash equivalents (A)	$6,006	$—	$—	$6,006
Equity securities:
U.S. (B)	82,457	18,930	4,777	106,164
International (C)	40,189	41,808	—	81,997
Fixed-income securities:
Bonds (D)	65,126	17,610	—	82,736
Fixed income (E)	45,515	34,544	—	80,059
Other types of investments:
Hedge funds (F)	—	—	37,451	37,451
Private equity funds (F)	—	—	13,187	13,187

Total financial assets measured at fair value	$239,293	$112,892	$55,415	$407,600

Roll Forward of activity for Level 3 assets

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4,777	$37,451	$13,187	$55,415
Purchases and sales – net	2,999	(13,616)	1,095	(9,522)
Actual return on plan assets sold during the period	(7,776)	(893)	—	(8,669)
Actual return on plan assets still held at reporting date	—	(591)	2,016	1,425

Balance at April 30, 2012	$—	$22,351	$16,298	$38,649